Consolidated shareholders’ equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) € in Millions	1 Months Ended		12 Months Ended
	May 31, 2023 shares	May 31, 2022 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)			126,935	123,940
Restricted shares
Disclosure of classes of share capital [line items]
Total expense for restricted share plans | €			€ 231	€ 206	€ 193
Number of shares not yet fully vested (in shares)			9,773,084	9,245,513	9,507,849
Restricted share plan 2023
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)			3,780,513	0	0
Restricted share plan 2023 | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)			3,838,434
Restricted share plan 2023 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)			1,413,387
Restricted share plan 2022
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)			3,099,158	3,330,801	0
Restricted share plan 2022 | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)				3,344,432
Restricted share plan 2022 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)				1,343,805
Restricted share plan 2021
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)			2,893,413	3,097,531	3,364,895
Restricted share plan 2021 | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)					3,484,420
Restricted share plan 2021 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)	121,097	114,874			1,274,519
Restricted share plan 2020
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)			0	2,817,181	3,014,496
Restricted share plan 2019
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)			0	0	3,128,458